SHAREHOLDERS’ EQUITY	9 Months Ended
Sep. 30, 2025
Equity [Abstract]
SHAREHOLDERS’ EQUITY

14. SHAREHOLDERS’ EQUITY

On June 14, 2019, the Company issued 100,000 shares of restricted common stock, with a par value of $0.0001 per share, to Wong Kai Cheong in consideration of $10. The $10 in proceeds went to the Company to be used as working capital. Mr. Wong serves as our Chief Executive Officer, President, Secretary, Treasurer and as member of our Board of Directors.

On December 18, 2019, we, “the Company” acquired 100% of the equity interests of AsiaFIN Holdings Corp. (herein referred to as the “Malaysia Company”), a private limited company incorporated in Labuan, Malaysia. In consideration of the equity interests of AsiaFIN Holdings Corp., our Chief Executive Officer, Mr. Wong was compensated $1 HKD.

On December 20, 2019, the Company issued 21,900,000 shares of restricted common stock to Wong Kai Cheong with a par value of $0.0001 per share, in consideration of $2,190. The $2,190 in proceeds went to the Company to be used as working capital.

On December 20, 2019, the Company issued 21,850,000 shares of restricted common stock to See Unicorn Ventures Sdn. Bhd., a company incorporated in Malaysia, with a par value of $0.0001 per share, in consideration of $2,185. The $2,185 went to the Company to be used as working capital. Our Director, Dato’ Seah Kok Wah, is a shareholder of See Unicorn Ventures Sdn. Bhd.

On December 20, 2019, the Company issued 10,000,000 shares of restricted common stock to SEATech Ventures Corp., a company incorporated in Nevada, with a par value of $0.0001 per share, in consideration of $1,000. The $1,000 went to the Company to be used as working capital. Dato’ Seah Kok Wah is an Officer and Director of and also a shareholder of SEATech Ventures Corp., owning 17.49% of the voting power of SEATech Ventures Corp.

On December 20, 2019, the Company issued 5,000,000 shares of restricted common stock to AsiaFIN Talent Sdn. Bhd., a company incorporated in Malaysia, with a par value of $0.0001 per share, in consideration of $500. The $500 went to the Company to be used as working capital.

Mr. Kang Kok Seng Michael and Mr. Ng Kai Thim are each an Officer and Director of, and also the controlling shareholders of AsiaFIN Talent Sdn. Bhd.

On December 23, 2019, AsiaFIN Holdings Corp., Malaysia Company acquired AsiaFIN Holdings Limited (herein referred to as the “Hong Kong Company”), a private limited company incorporated in Hong Kong. In consideration of the equity interests of AsiaFIN Holdings Limited, our Chief Executive Officer, Mr. Wong was compensated $1 HKD.

On February 7, 2020, the Company issued 500,000 shares of restricted common stock to Jeremy Wong Zi Jun at the purchase price of $0.10 per share, for a total purchase price of $50,000. The $50,000 in proceeds went to the Company to be used as working capital. Mr. Jeremy Wong Zi Jun is the son of the Mr. Wong Kai Cheong, who is serving as the company’s Chief Executive Director.

On August 3, 2021, the Company issued 837,300 shares of common stock being sold at $1.00 per share for a total of $837,300 through initial public offering.

On December 22, 2022, the Company entered into an acquisition agreement with the shareholders of StarFIN Holdings Limited, to acquire 100% equity stake in StarFIN Holdings Limited in consideration of a new issuance of 8,232,038 shares of restricted common stock, valued at $9,055,242.

On January 20, 2025, the Company issued 364,000 shares of restricted common stock to 14 individual shareholders at the purchase price of $0.90 per share, for a total purchase price of $327,600. The $327,600 in proceeds went to the Company to be used as working capital.

As of September 30, 2025, the Company have an issued and outstanding share of common stock of 81,915,838 with an authorized share of common stock of 600,000,000 with a par value of $0.0001. In addition, the Company have an authorized share of preference stock of 200,000,000 with a par value of $0.0001, however no share of preference stock was issued and outstanding as of September 30, 2025.